Fair Value of Financial Instruments - Non-Recurring Measurements (Table) (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents		$ 43,561	$ 44,009
Restricted cash		490	2,600
Accounts receivable		34,235	25,100
Accounts payable		15,355	12,621
Ship mortgage notes and premium		527,005	511,331
Other long-term debt		529,138	535,519
Due from related parties, long-term		42,878	58,016
Quoted Prices in Active Markets for Identical Assets (Level I)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents		43,561	44,009
Restricted cash		490	2,600
Accounts receivable		34,235	25,100
Accounts payable		15,355	12,621
Ship mortgage notes and premium		527,005	511,331
Significant Other Observable Inputs (Level II)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Other long-term debt	[1]	529,138	535,519
Due from related parties, long-term	[2]	$ 42,878	$ 58,016

[1]	The fair value of the Company’s other long-term debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness.
[2]	The fair value of the Company’s long term amounts due from related parties is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty’s creditworthiness.